Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Face Value, Net Carrying Value and Fair Value of Secured and Unsecured Notes

The fair values for Alion’s Existing First Lien Term Loan and Existing Second Lien Term Loan are based on credit spreads for instruments with a credit rating similar to Alion’s Existing First Lien Term Loan and Existing Second Lien Term Loan. These credit spreads have not changed materially since August 2014. This is a Level 2 measurement.

	March 31, 2015			September 30, 2014
	(In thousands)
	First Lien Term Loan	Second Lien Term Loan	Third Lien Notes	Unsecured Notes	Third Lien Notes
Face value of principal outstanding	$272,438	$70,000	$210,986	$24,014	$210,986
PIK interest notes issued	—	6,413	11,028	—	—

Face value of outstanding notes	$272,438	$76,413	$222,014	$24,014	$210,986
PIK interest notes to be issued	—	—	1,804	—	2,457

Face value of notes outstanding and notes to be issued	$272,438	$76,413	$223,818	$24,014	$213,443
Less: unamortized debt issue costs	(19,105)	(13,846)	(21,333)	(37)	(22,998)

Carrying value	$253,333	$62,567	$202,485	$23,977	$190,445

Fair value of outstanding notes	$272,051	$76,261	$184,847	$23,180	$163,258

The table below sets out the face value, net carrying value and fair value of Alion’s Third Lien Notes, Unsecured Notes and Secured Notes. The fair values disclosed below are based on quoted market prices for Alion’s outstanding notes. This is a Level 2 measurement.

	September 30, 2014		September 30, 2013
	(In thousands)
	Third Lien Notes	Unsecured Notes	Secured Notes	Unsecured Notes
Face value of original notes outstanding	$210,986	$24,014	$310,000	$235,000
PIK interest notes issued	—	—	19,788	—

Face value of outstanding notes	$210,986	$24,014	$329,788	$235,000
PIK interest notes to be issued	2,457	—	2,748	—

Face value of notes outstanding and notes to be issued	$213,443	$24,014	$332,536	$235,000
Less: unamortized debt issue costs	(22,998)	(37)	(10,250)	(1,168)

Carrying value	$190,445	$23,977	$322,286	$233,832

Fair value of outstanding notes	$163,258	$23,180	$335,295	$151,928